CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net income	$ 343	$ 316
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	603	588
Equity-based compensation expense	74	70
Non-cash change in current and non-current provisions and other non-current liabilities	49	40
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	14	2
Interest expense	95	60
Other financial income & expense	17	39
Taxes	83	31
Interest received	15	2
Interest paid	(94)	(53)
Other financial payments	(4)	(4)
Taxes paid	(151)	(120)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,044	971
Net payments out of provisions and other cash movements in non-current liabilities	(214)	(70)
Change in net current assets and other operating cash flow items	(420)	(431)
Net cash flows from operating activities	410	470
Purchase of property, plant & equipment	(221)	(237)
Purchase of intangible assets	(132)	(23)
Payments for financial assets	(216)	(21)
Proceeds from financial assets	1	2
Acquisitions of assets, net of cash acquired	0	(483)
Net cash flows used in investing activities	(568)	(762)
Dividends paid to shareholders of Alcon Inc.	(116)	(100)
Repayment of current portion of non-current financial debts	(34)	0
Proceeds from current financial debts	40	0
Proceeds from non-current financial debts, net of issuance costs	29	531
Repayment of non-current financial debts	0	(536)
Other changes in current financial debts	4	(52)
Lease payments	(38)	(34)
Payment of withholding taxes related to equity-based compensation	(43)	(46)
Other financing cash flows	(8)	(40)
Net cash flows used in financing activities	(166)	(277)
Effect of exchange rate changes on cash and cash equivalents	5	24
Net change in cash and cash equivalents	(319)	(545)
Cash and cash equivalents at January 1	980	1,575
Cash and cash equivalents at June 30	$ 661	$ 1,030